Income Taxes - Schedule of Reconciliation of Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 25, 2020	Dec. 27, 2019	Dec. 25, 2020	Dec. 27, 2019	Mar. 27, 2020	Mar. 29, 2019
Income Tax Disclosure [Abstract]
Tax provision (benefit) at U.S. statutory rate					$ 11,189	$ 20,882
Provision for IRS audit settlement			$ 5,500		5,491
BEAT					1,694
State income taxes, net of federal benefit					514	790
Provision for uncertain tax positions					361	556
Foreign tax rate					283	194
GILTI					86	53
Transition tax						(2,457)
Subpart F income, net of credits						158
Cumulative provision-to-return					(186)	(18)
FDII					(1,188)	(3,010)
Research and development tax credit					(1,841)	(2,307)
Other					(230)	(240)
(Benefit) provision for income taxes	$ (30,523)	$ 1,542	$ (27,913)	$ 11,710	$ 16,173	$ 14,601